Derivative Financial Instruments designated to Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Information about how entity determined risk component designated as hedged item [text block]

	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	708,454	710,475	2,021
Fixed rated CDB	1,368,325	1,370,304	1,980
Total	2,076,779	2,080,779	4,001

	Notional SWAP	SWAP	MTM (b)	Profit and Loss ((a)+(b))

IPCA CDB	(728,142)	(733,026)	(2,109)	(88)
Fixed rated CDB	(1,374,472)	(1,378,916)	(2,149)	(169)
Total	(2,102,614)	(2,111,942)	(4,258)	(257)